Cover	Apr. 14, 2026
Document Information Line Items
Entity Registrant Name	PANTAGES CAPITAL ACQUISITION CORPORATION
Entity Central Index Key	0002030829
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Apr. 14, 2026
Entity Ex Transition Period	false
Entity File Number	001-42425
Entity Incorporation State Country Code	E9
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	221 W 9th
Entity Address City Or Town	Wilmington
Entity Address State Or Province	DE
Entity Address Postal Zip Code	19801
City Area Code	302
Local Phone Number	235-3848
Entity Address Address Line 2	St #859
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Units, consisting of one Class A ordinary share
Document Information Line Items
Security 12b Title	Units, consisting of one Class A ordinary share, $0.0001 par value, and one Right to acquire one-fifth of one Class A ordinary share
Trading Symbol	PGACU
Security Exchange Name	NASDAQ
Class A ordinary shares
Document Information Line Items
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	PGAC
Security Exchange Name	NASDAQ
Acquire one-fifth of one Class A ordinary share
Document Information Line Items
Security 12b Title	Rights, each whole right to acquire one-fifth of one Class A ordinary share
Trading Symbol	PGACR
Security Exchange Name	NASDAQ